CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 12, 2026	Dec. 31, 2025	Mar. 18, 2025
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 1
Ordinary shares, authorized	4,950,000,000	4,950,000,000	4,950,000,000
Ordinary shares, shares issued	560,759,740	560,759,740	556,800,001
Ordinary shares, shares outstanding	560,759,740	560,759,740	556,800,001
Series A preferred shares, par value	$ 0.00001	$ 0.00001
Series A preferred shares, shares authorized	50,000,000	50,000,000
Series A preferred shares, shares issued	780,000	780,000
Series A preferred shares, shares outstanding	780,000	780,000